INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 9,581
2015	8,248
2016	6,700
2017	4,122
2018	3,125
2019 and thereafter	7,866
Total	$ 39,642